UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     National Investment Services, Inc.
Address:  Suite 2350
	  777 East Wisconsin Avenue
	  Milwaukee, Wisconsin  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry H. Haslee
Title: Secretary
Phone: (414) 765-1980

Signature, Place and Date of Signing:

/s/  Larry H. Haslee  Milwaukee, WI May 15, 2001
     -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:              0

Form 13F Information Table Entry Total:        57

Form 13F Information Table Value Total:   4346600


List of Other Included Managers:

No.		13F File Number		Name
n/a

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A E S CORP.                    COM              00130H105     4751    95100 SH       SOLE                    95100
ADVANCED MICRO DEVICES INC.    COM              007903107     1064    40100 SH       SOLE                    34400
ADVENT SOFTWARE INC.           COM              007974108     1781    40200 SH       SOLE                    34500
AIR PRODUCTS & CHEMICALS INC.  COM              009158106     2711    70600 SH       SOLE                    60600
ALCOA INCORPORATED             COM              013817101     3947   109800 SH       SOLE                   109800
ALLIED WASTE INDUSTRIES INC.   COM              019589308     2294   146300 SH       SOLE                   125600
AMERICAN INTL GROUP            COM              026874107     4049    50300 SH       SOLE                    50300
BB&T CORPORATION               COM              054937107     1920    54600 SH       SOLE                    54600
BED, BATH & BEYOND INC.        COM              075896100     2724   110900 SH       SOLE                    95300
BJ SERVICES COMPANY            COM              055482103     2399    33700 SH       SOLE                    28900
BOSTON SCIENTIFIC COMPANY      COM              101137107     1830    90700 SH       SOLE                    77800
BRINKER INTERNATIONAL INC.     COM              109641100     2545    91200 SH       SOLE                    78300
C S X CORPORATION              COM              126408103     2554    75800 SH       SOLE                    65100
CALPINE CORPORATION            COM              131347106     3326    60400 SH       SOLE                    51500
CENDANT CORP.                  COM              151313103     3065   210100 SH       SOLE                   180400
CITIGROUP INC.                 COM              172967101     2020    44900 SH       SOLE                    44900
CORNING INCORPORATED           COM              219350105     2305   111400 SH       SOLE                   111400
EL PASO CORPORATION            COM              28336L109     3755    57500 SH       SOLE                    57500
ELECTRONIC DATA SYSTEMS CORP.  COM              285661104     3631    65000 SH       SOLE                    65000
ENTERGY CORP.                  COM              29364G103     2998    78900 SH       SOLE                    67400
EXELON CORPORATION             COM              30161N101     4126    62900 SH       SOLE                    62900
FEDERATED DEPT. STORES INC.    COM              31410H101     2643    63600 SH       SOLE                    54700
FIRST DATA CORPORATION         COM              319963104     3183    53300 SH       SOLE                    53300
FIRST HEALTH GROUP CORPORATION COM              320960107     1040    23700 SH       SOLE                    20300
FLUOR CORPORATION              COM              343412102     2407    54100 SH       SOLE                    46400
GENERAL ELECTRIC COMPANY       COM              369604103     4358   104100 SH       SOLE                   104100
GOLDEN WEST FINANCIAL CORPORAT COM              381317106     2486    38300 SH       SOLE                    32800
HARRAHS ENTERTAINMENT INC      COM              413619107     1413    48000 SH       SOLE                    41100
HERSHEY FOODS CORPORATION      COM              427866108     2489    35900 SH       SOLE                    30800
HUMAN GENOME SCIENCES INC.     COM              444903108     1863    40500 SH       SOLE                    34700
JOHNSON CONTROLS INC.          COM              478366107     2586    41400 SH       SOLE                    35500
KOHLS CORPORATION              COM              500255104     5083    82400 SH       SOLE                    82400
LIZ CLAIBORNE INC.             COM              539320101     1524    32400 SH       SOLE                    27800
LOWES COMPANIES INC.           COM              548661107     4284    73300 SH       SOLE                    73300
MATTEL INCORPORATED            COM              577081102     1242    70000 SH       SOLE                    60100
MAY DEPARTMENT STORES COMPANY  COM              577778103     4556   128400 SH       SOLE                   128400
MBIA INCORPORATED              COM              55262C100     2275    28200 SH       SOLE                    24200
MBNA CORPORATION               COM              55262L100     3790   114500 SH       SOLE                   114500
MERCK & COMPANY                COM              589331107     3582    47200 SH       SOLE                    47200
MIRANT CORP.                   COM              604675108     3461    97500 SH       SOLE                    83700
NORTH FORK BANCORPORATION      COM              659424105     2354    90700 SH       SOLE                    77800
NORTHRUP GRUMMAN CORPORATION   COM              666807102     2271    26100 SH       SOLE                    22400
PAYCHEX INC.                   COM              704326107     3969   107100 SH       SOLE                   107100
PFIZER INC.                    COM              717081103     4562   111400 SH       SOLE                   111400
SANMINA CORP.                  COM              800907107     3214   164300 SH       SOLE                   164300
SOUTHTRUST CORPORATION         COM              844730101     2429    53100 SH       SOLE                    45600
STANLEY WORKS THE              COM              854616109     1802    54700 SH       SOLE                    46900
STRYKER CORPORATION            COM              863667101     2388    45700 SH       SOLE                    45700
SYSCO CORPORATION              COM              871829107     2179    82200 SH       SOLE                    82200
TARGET CORPORATION             COM              87612E106     3835   106300 SH       SOLE                   106300
TENET HEALTHCARE CORPORATION   COM              88033G100     3727    84700 SH       SOLE                    84700
TJX COMPANIES, INC.            COM              872540109     2518    78700 SH       SOLE                    67500
UNION PACIFIC CORP.            COM              907818108     4584    81500 SH       SOLE                    81500
UNITED TECHNOLOGIES CORPORATIO COM              913017109     3936    53700 SH       SOLE                    53700
WALGREEN COMPANY               COM              931422109     4712   115500 SH       SOLE                   115500
WASHINGTON MUTUAL INC.         COM              939322103     5103    93200 SH       SOLE                    93200
WINN-DIXIE STORES INC.         COM              974280109     3419   120500 SH       SOLE                   103500

